CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total	Combined share capital	Combined share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income(1) [1]	Non-controlling interests	Brookfield Infrastructure Partners L.P
Beginning balance at Dec. 31, 2017		$ 5,339	$ 1,358		$ 186	$ 115	$ 382	$ 3,298	$ 2,041
Net (loss) income		581			202			379	202
Other comprehensive income (loss)		(554)					(104)	(450)	(104)
Comprehensive (loss) income		27			202		(104)	(71)	98
Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.		(677)	(677)						(677)
Capital provided to non-controlling interests(2)	[2]	(877)						(877)
Distributions to non-controlling interests		(563)						(563)
Ending balance at Dec. 31, 2018		3,249	681		388	115	278	1,787	1,462
Net (loss) income		570			197			373	197
Other comprehensive income (loss)		233					245	(12)	245
Comprehensive (loss) income		803			197		245	361	442
Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.		(250)	(250)						(250)
Distributions to non-controlling interests		(525)						(525)
Ending balance at Dec. 31, 2019		3,277	431		585	115	523	1,623	1,654
Net (loss) income		(232)			(552)			320	(552)
Other comprehensive income (loss)		(341)					16	(357)	16
Comprehensive (loss) income		(573)			(552)		16	(37)	(536)
Distributions to, net of contributions from, Brookfield Infrastructure Partners L.P.		(33)	(33)						(33)
Distributions to non-controlling interests		(436)						(436)
Reorganization(2)	[3]	(2,860)	(398)			(2,462)			(2,860)
Share issuance		53		$ 53					53
Ending balance at Dec. 31, 2020		$ (572)	$ 0	$ 53	$ 33	$ (2,347)	$ 539	$ 1,150	$ (1,722)

[1]	Refer to Note 17, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Refer to Note 12 Borrowings.
[3]	Refer to Note 3(c), Basis of Presentation and Significant Accounting Policies for further details.